Sundry provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sundry provisions, current	R$ 1,376,947	R$ 1,289,263
Sundry provisions, current	530,814	465,051
Sundry provisions, current	846,133	824,212
Recovery of environmental damage member
IfrsStatementLineItems [Line Items]
Sundry provisions, current	1,120,188	1,035,426
Provision for customers rebates member
IfrsStatementLineItems [Line Items]
Sundry provisions, current	126,754	101,253
Other [member]
IfrsStatementLineItems [Line Items]
Sundry provisions, current	R$ 130,005	R$ 152,584